Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 783,828	¥ 816,219
Maximum potential/Notional amount, Expiring in 1-5 years		1,917,519	1,973,754
Maximum potential/Notional amount, Expiring over 5 years		210,677	122,156
Maximum potential/Notional amount, Total		2,912,024	2,912,129
Credit derivative (asset) liability at fair value	[1]	(54,903)	(39,586)
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		783,828	816,219
Maximum potential/Notional amount, Expiring in 1-5 years		1,838,608	1,895,201
Maximum potential/Notional amount, Expiring over 5 years		210,677	122,156
Maximum potential/Notional amount, Total		2,833,113	2,833,576
Credit derivative (asset) liability at fair value	[1]	(54,908)	(39,586)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		695,693	740,991
Maximum potential/Notional amount, Expiring in 1-5 years		1,302,716	1,304,996
Maximum potential/Notional amount, Expiring over 5 years		72,093	36,073
Maximum potential/Notional amount, Total		2,070,502	2,082,060
Credit derivative (asset) liability at fair value	[1]	(29,087)	(19,867)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	542,236	627,355
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	995,380	949,129
Maximum potential/Notional amount, Expiring over 5 years	[2]	65,303	29,493
Maximum potential/Notional amount, Total	[2]	1,602,919	1,605,977
Credit derivative (asset) liability at fair value	[1],[2]	(26,542)	(21,005)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		151,212	107,663
Maximum potential/Notional amount, Expiring in 1-5 years		303,399	349,886
Maximum potential/Notional amount, Expiring over 5 years		6,790	6,580
Maximum potential/Notional amount, Total		461,401	464,129
Credit derivative (asset) liability at fair value	[1]	(2,283)	1,654
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		2,245	5,973
Maximum potential/Notional amount, Expiring in 1-5 years		3,937	5,981
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		6,182	11,954
Credit derivative (asset) liability at fair value	[1]	(262)	(516)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		88,135	75,228
Maximum potential/Notional amount, Expiring in 1-5 years		535,892	590,205
Maximum potential/Notional amount, Expiring over 5 years		138,584	86,083
Maximum potential/Notional amount, Total		762,611	751,516
Credit derivative (asset) liability at fair value	[1]	(25,821)	(19,719)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		21,000	24,000
Maximum potential/Notional amount, Expiring in 1-5 years		144,753	250,480
Maximum potential/Notional amount, Expiring over 5 years		114,187	85,083
Maximum potential/Notional amount, Total		279,940	359,563
Credit derivative (asset) liability at fair value	[1]	(5,169)	(4,982)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	18,000	7,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	81,624	198,335
Maximum potential/Notional amount, Expiring over 5 years	[2]	104,041	63,767
Maximum potential/Notional amount, Total	[2]	203,665	269,102
Credit derivative (asset) liability at fair value	[1],[2]	(4,191)	(4,145)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		3,000	17,000
Maximum potential/Notional amount, Expiring in 1-5 years		63,129	52,145
Maximum potential/Notional amount, Expiring over 5 years		10,146	21,316
Maximum potential/Notional amount, Total		76,275	90,461
Credit derivative (asset) liability at fair value	[1]	(978)	(837)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		67,135	51,228
Maximum potential/Notional amount, Expiring in 1-5 years		391,139	339,725
Maximum potential/Notional amount, Expiring over 5 years		24,397	1,000
Maximum potential/Notional amount, Total		482,671	391,953
Credit derivative (asset) liability at fair value	[1]	(20,652)	(14,737)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	21,000	14,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	106,763	72,192
Maximum potential/Notional amount, Expiring over 5 years	[2]	23,500	1,000
Maximum potential/Notional amount, Total	[2]	151,263	87,192
Credit derivative (asset) liability at fair value	[1],[2]	(3,146)	(1,278)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		15,000	21,000
Maximum potential/Notional amount, Expiring in 1-5 years		45,000	73,000
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		60,000	94,000
Credit derivative (asset) liability at fair value	[1]	(1,206)	(1,725)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		31,135	16,228
Maximum potential/Notional amount, Expiring in 1-5 years		239,376	194,533
Maximum potential/Notional amount, Expiring over 5 years		897
Maximum potential/Notional amount, Total		271,408	210,761
Credit derivative (asset) liability at fair value	[1]	(16,300)	(11,734)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	[3]	78,911	78,553
Maximum potential/Notional amount, Expiring over 5 years	[3]
Maximum potential/Notional amount, Total	[3]	78,911	78,553
Credit derivative (asset) liability at fair value	[1],[3]	¥ 5

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.